INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

NOTE 3  -          INVENTORIES

	US dollars
	December 31,
(in thousands)	2014	2013
Finished products	8,845	11,733
Raw materials	3,319	2,773
	12,164	14,506